Stockholders' Equity: (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity: [Abstract]
Assumptions for calculating fair value of the common stock warrants

• Risk free rate	2.60%
• Expected life of warrants	10 years
• Expected dividend yield	3.50%
• Expected volatility	26.5%
• Weighted average fair value	$2.28